Intangible Assets, net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Amortization of Intangible Assets		$ 0.1	$ 0.1
Patents [Member]
Finite-lived Intangible Assets Acquired	$ 1.9
Finite-Lived Intangible Asset, Useful Life		15 years